Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Netting recognized on the balance sheet
Gross liabilities before netting	$ 291.7	$ 260.6
Netting with gross assets	(90.4)	(105.0)
Net liabilities recognized on the balance sheet	201.3	155.6
Netting potential not recognized on the balance sheet
Financial assets	(135.3)	(106.0)
Collateral pledged	(42.3)	(27.5)
Liabilities after consideration of netting potential	23.7	22.1
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	24.5	33.1
Total liabilities
Total liabilities after consideration of netting potential	48.1	55.2
Total liabilities recognized on the balance sheet	225.8	188.7
Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	14.1	16.9
Netting with gross assets	(11.1)	(12.8)
Net liabilities recognized on the balance sheet	3.0	4.1
Netting potential not recognized on the balance sheet
Financial assets	(1.3)	(1.8)
Collateral pledged	(1.8)	(2.3)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.2	1.4
Total liabilities
Total liabilities after consideration of netting potential	1.2	1.4
Total liabilities recognized on the balance sheet	4.2	5.5
Derivative financial instruments - liabilities
Netting recognized on the balance sheet
Gross liabilities before netting	150.3	118.4
Netting with gross assets	(2.5)	(3.6)
Net liabilities recognized on the balance sheet	147.8	114.9
Netting potential not recognized on the balance sheet
Financial assets	(110.9)	(88.9)
Collateral pledged	(26.2)	(18.1)
Liabilities after consideration of netting potential	10.7	7.9
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	7.1	6.4
Total liabilities
Total liabilities after consideration of netting potential	17.8	14.3
Total liabilities recognized on the balance sheet	154.9	121.3
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	34.9	30.4
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	34.9	30.4
Netting potential not recognized on the balance sheet
Financial assets	(20.0)	(13.1)
Collateral pledged	(1.9)	(3.3)
Liabilities after consideration of netting potential	13.0	14.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.6	1.4
Total liabilities
Total liabilities after consideration of netting potential	14.5	15.4
Total liabilities recognized on the balance sheet	36.4	31.8
Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	92.5	94.8
Netting with gross assets	(76.9)	(88.6)
Net liabilities recognized on the balance sheet	15.6	6.2
Netting potential not recognized on the balance sheet
Financial assets	(3.2)	(2.2)
Collateral pledged	(12.4)	(3.8)
Liabilities after consideration of netting potential	0.0	0.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	14.6	23.9
Total liabilities
Total liabilities after consideration of netting potential	14.6	24.1
Total liabilities recognized on the balance sheet	30.2	30.1
of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	92.1	94.6
Netting with gross assets	(76.9)	(88.6)
Net liabilities recognized on the balance sheet	15.3	6.0
Netting potential not recognized on the balance sheet
Financial assets	(3.2)	(2.2)
Collateral pledged	(12.1)	(3.8)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.1	0.4
Total liabilities
Total liabilities after consideration of netting potential	0.1	0.4
Total liabilities recognized on the balance sheet	15.3	6.4
UBS AG
Netting recognized on the balance sheet
Gross liabilities before netting	291.7	260.6
Netting with gross assets	(90.4)	(105.0)
Net liabilities recognized on the balance sheet	201.3	155.6
Netting potential not recognized on the balance sheet
Financial assets	(135.3)	(106.0)
Collateral pledged	(42.3)	(27.5)
Liabilities after consideration of netting potential	23.7	22.1
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	26.3	35.5
Total liabilities
Total liabilities after consideration of netting potential	49.9	57.6
Total liabilities recognized on the balance sheet	227.6	191.1
UBS AG | Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	14.1	16.9
Netting with gross assets	(11.1)	(12.8)
Net liabilities recognized on the balance sheet	3.0	4.1
Netting potential not recognized on the balance sheet
Financial assets	(1.3)	(1.8)
Collateral pledged	(1.8)	(2.3)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.2	1.4
Total liabilities
Total liabilities after consideration of netting potential	1.2	1.4
Total liabilities recognized on the balance sheet	4.2	5.5
UBS AG | Derivative financial instruments - liabilities
Netting recognized on the balance sheet
Gross liabilities before netting	150.3	118.4
Netting with gross assets	(2.5)	(3.6)
Net liabilities recognized on the balance sheet	147.8	114.9
Netting potential not recognized on the balance sheet
Financial assets	(110.9)	(88.9)
Collateral pledged	(26.2)	(18.1)
Liabilities after consideration of netting potential	10.7	7.9
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	7.1	6.4
Total liabilities
Total liabilities after consideration of netting potential	17.8	14.3
Total liabilities recognized on the balance sheet	154.9	121.3
UBS AG | Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	34.9	30.4
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	34.9	30.4
Netting potential not recognized on the balance sheet
Financial assets	(20.0)	(13.1)
Collateral pledged	(1.9)	(3.3)
Liabilities after consideration of netting potential	13.0	14.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.6	1.4
Total liabilities
Total liabilities after consideration of netting potential	14.5	15.4
Total liabilities recognized on the balance sheet	36.4	31.8
UBS AG | Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	92.5	94.8
Netting with gross assets	(76.9)	(88.6)
Net liabilities recognized on the balance sheet	15.6	6.2
Netting potential not recognized on the balance sheet
Financial assets	(3.2)	(2.2)
Collateral pledged	(12.4)	(3.8)
Liabilities after consideration of netting potential	0.0	0.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	16.4	26.3
Total liabilities
Total liabilities after consideration of netting potential	16.4	26.5
Total liabilities recognized on the balance sheet	32.0	32.4
UBS AG | of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	92.1	94.6
Netting with gross assets	(76.9)	(88.6)
Net liabilities recognized on the balance sheet	15.3	6.0
Netting potential not recognized on the balance sheet
Financial assets	(3.2)	(2.2)
Collateral pledged	(12.1)	(3.8)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.1	0.4
Total liabilities
Total liabilities after consideration of netting potential	0.1	0.4
Total liabilities recognized on the balance sheet	$ 15.3	$ 6.4